Financial instruments and risk management - Contractual maturities of the financial liabilities (Details)	Dec. 31, 2024 CAD ($)
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 6,976,736
Lease liability	411,017
Financial liabilities	7,387,753
Payable within 1 year
Financial instruments and risk management
Accounts payable and accrued liabilities	6,976,736
Lease liability	107,222
Financial liabilities	7,083,958
1-3 years
Financial instruments and risk management
Lease liability	214,444
Financial liabilities	214,444
4-5 years
Financial instruments and risk management
Lease liability	89,351
Financial liabilities	$ 89,351